United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Credit Suisse Fund Management S.A.
Address:            5 rue Jean Monnet,
                    Luxembourg 2180


13F File Number:    28-14783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Chris Lopez
Title:              Vice President
Phone:              (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Chris Lopez    New York, NY    April 16, 2012


Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE

[ ]     13F COMBINATION REPORT


List of other managers reporting for this manager:

13F Filer#    Name
-----------   ---------------------------------------------
28-11379      Credit Suisse AG